Commitments And Contingencies GM Ignition Switch Recall (Details) (Pending Litigation [Member], GM Ignition Switch Recall [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Pending Litigation [Member] | GM Ignition Switch Recall [Member]
Loss Contingencies [Line Items]
Loss Contingency Accrual	$ 0